FI - Roll-forward of net assets measured at fair value on recurring basis (Details 7) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr (210)	SFr (3,864)
Transfers in, net assets/liabilities	(62)	(2,138)
Transfers out, net assets/liabilities	2,039	6,150
Purchases, net assets/liabilities	1,188	6,332
Sales, net assets/liabilities	(2,154)	(5,833)
Issuances, net assets/liabilities	(2,062)	(8,279)
Settlements, net assets/liabilities	3,389	6,447
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(188)	666
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(1,360)	(94)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	1	46
Gain (loss) on all other activity included in other revenues, net assets/liabilities	158	(70)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(35)	51
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	(257)	407
Foreign currency translation impact, net assets/liabilities	202	(31)
Balance at beginning of period, net assets/liabilities	649	(210)
Changes in unrealized gains/losses	SFr (1,628)	SFr (109)
Fair Value, Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Revenues	Revenues
Other Comprehensive Income (Loss) [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr (263)	SFr 413
Trading Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr (1,047)	SFr (472)
Fair Value, Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Trading Gains (Losses)	Trading Gains (Losses)
Other Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr (318)	SFr (50)
Fair Value, Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Noninterest Income, Other Operating Income	Noninterest Income, Other Operating Income